Operating Lease Right of Use Assets (Details) - Schedule of Operating Lease Right of Use Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	$ 1,023,739	$ 3,523,475
Less: Accumulated depreciation	(1,215,892)	(2,694,226)
Buildings [Member]
Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	1,222,461	2,275,718
Vehicles [Member]
Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	$ 1,017,170	$ 3,941,983